Consolidated Statements of Changes in Stockholders Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of stock options, shares	40,042		2,000
COMMON STOCK
Exercise of stock options, shares	40,042		2,000
UNEARNED RESTRICTED STOCK AWARDS
Shares awarded, shares	35,000
Shares forfeited, shares	5,000
TREASURY STOCK
Issuance of restricted stock awards (in shares)	35,000
Shares repurchased, shares	5,000